Stock Options	12 Months Ended
Dec. 31, 2012
Disclosure Of Compensation Related Costs, Share-Based Payments [Abstract]
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]

Note 16. Stock Options

The Stratasys Ltd. 2012 Omnibus Equity Incentive Plan (the “2012 Plan”), which became effective at the effective time of the merger, provides for the grant of options, restricted shares, restricted share units and other share-based awards to the Company’s and its subsidiaries’ respective directors, employees, officers, consultants, and advisors and to any other person whose services are considered valuable to the Company or any of its affiliates. Following the approval of the 2012 Plan by the Israeli tax authorities, the Company will grant options or other equity incentive awards only under the 2012 Plan. No further awards will be granted under any former Stratasys, Inc. or Objet plans. Under the 2012 Plan, there will be ordinary shares reserved for issuance, none of which were been granted prior to the merger date. The initial reserved pool under the 2012 Plan was 2,000,000 shares. The number of shares reserved will be automatically increased annually on January 1 by a number of ordinary shares equal to the lower of (i) 500,000 shares, subject to adjustment due to certain changes as provided under the 2012 Plan, and (ii) a number of shares determined by the Company’s board of directors, if so determined prior to the January 1 on which the increase will occur.

The Company recognized a one-time stock compensation expense of $4.5 million in connection with stock options granted by Stratasys, Inc. prior to the date of the merger agreement and certain options granted in May 2012, all of which became fully exercisable under their terms on completion of the merger. Stratasys, Inc. options outstanding on the merger date were replaced with Company options with the same terms and equivalent value.

Objet options outstanding on the merger date remained outstanding under their original terms. Under purchase accounting, the value of options that were vested and exercisable on the merger date, were included as part of the purchase price. The value of options with remaining vesting after the merger date were re-valued as of the merger date and that value will be reflected in stock compensation expense over the remaining vesting period. The valuation on the merger date used assumptions of risk free interest rate of 0.4% to 0.5%; expected option terms of 2.5 to 3.7 years; expected price volatility of 60.7% to 62.6%; and no dividend yield.

A summary of the stock option activity (reflecting historical Stratasys, Inc. stock options with the addition of Objet stock options on the merger date and any subsequent grants by the Company) for the years ended December 31, 2012, 2011 and 2010 is as follows:

					Weighted
	Number				Average
	of Options	Per Share			Exercise
	Outstanding	Exercise Price			Price
Shares under option
at January 1, 2010	1,519,628	$8.27	-	$26.15	$14.08

Granted in 2010	305,000	18.26	-	33.06	18.50

Exercised in 2010	(456,200)	9.30	-	26.15	13.97

Forfeited in 2010	(46,900)	9.30	-	23.04	14.68

Repurchased in 2010	(138,878)	9.30	-	26.15	14.04

Shares under option
at December 31, 2010	1,182,650	8.27	-	33.06	15.16

Granted in 2011	325,000	21.08	-	25.95	25.42

Exercised in 2011	(423,783)	8.27	-	24.65	14.61

Expired in 2011	(3,000)	12.49	-	12.49	12.49

Forfeited in 2011	(43,600)	9.30	-	25.50	16.08

Shares under option
at December 31, 2011	1,037,267	9.30	-	33.06	18.59

Granted in 2012	336,750	46.87	-	46.87	46.87

Objet options from merger in 2012	3,286,909	2.21	-	15.64	6.10

Exercised in 2012	(1,322,047)	2.21	-	33.06	11.50

Forfeited in 2012	(22,962)	9.30	-	46.87	31.05

Shares under option
at December 31, 2012	3,315,917	$2.21	-	$46.87	$11.84

A summary of stock options exercisable at December 31, 2012, 2011 and 2010 is as follows:

					Weighted
	Number				Average
	of	Per Share			Exercise
	Shares	Exercise Price			Price
Options exercisable at
December 31, 2012	2,281,298	$2.21	-	$46.87	$7.32

Options exercisable at
December 31, 2011	210,520	$9.30	-	$26.15	$16.44

Options exercisable at
December 31, 2010	441,850	$8.27	-	$26.15	$14.95

The following table summarizes information about stock options outstanding at December 31, 2012:

	Options Outstanding			Options Exercisable
	Number	Weighted-		Number
	Outstanding	Average	Weighted-	Exercisable	Weighted-
	at	Remaining	Average	at	Average
Exercise	December 31,	Contractual	Exercise	December 31,	Exercise
Prices	2012	Life in Years	Price	2012	Price
$2.21 - $6.52	1,723,945	5.0	$3.49	1,621,794	$3.30
7.82 - 13.22	537,478	4.3	8.50	293,745	9.07
15.64 - 18.78	555,486	4.6	16.10	163,401	17.19
23.04 - 46.87	499,008	5.0	39.53	202,358	29.01
	3,315,917		11.84	2,281,298	7.32

Aggregate
intrinsic value	$226,509,751			$166,143,813

The weighted average life remaining on vested options was 4.7 years at December 31, 2012. The weighted average grant date fair value based on the Black-Scholes model was $22.36 for options granted in 2012 and $8.91 for options forfeited in 2012. The Company issues new ordinary shares upon exercise of stock options. The total intrinsic value of options exercised was approximately $74.5 million in 2012, $9.5 million in 2011 and $8.2 million in 2010. The weighted average grant date fair value based on the Black-Scholes model was $10.67 for options granted in 2011 and $5.60 for options forfeited in 2011. During the first quarter of 2010, the Company repurchased 138,878 vested stock options from 42 employees and directors.

The Company used the Black-Scholes option-pricing model to determine the fair value of grants made in 2012, 2011 and 2010. The following assumptions were applied in determining the compensation cost:

	2012	2011	2010
Risk-free interest rate	0.8%	0.9% - 1.5%	2.3%
Expected option term	4.5 years	4.5 years	4.5 years
Expected price volitility	62%	55%	39%
Dividend yield	-	-	-
Weighted average grant date fair value	$22.36	$10.67	$6.13

The Company’s computation of expected volatility is based on historical volatility from traded options on the Company’s stock. The expected option term was calculated in accordance with ASC 718. The interest rate for periods within the contractual life of the award is based on the U.S. Treasury yield curve in effect at the time of grant.

As of January 1, 2012, there were 826,747 unvested options with a weighted average grant date fair value of $7.46 based on the Black-Scholes model. As of December 31, 2012, there were 1,034,619 unvested options with a weighted average grant date fair value of $9.82 based on the Black-Scholes model. As of December 31, 2012, approximately $49 million of total unrecognized compensation expense related to unvested share-based compensation granted under the Company’s plans. That cost is expected to be recognized over a weighted-average period of 1.5 years.

Stock-based compensation expenses included in the Company’s Statements of Operations were:

	2012	2011	2010
Cost of sales	$603	$-	$-
Research and development, net	960
Selling, general and administrative	7,311	1,587	1,242
Total stock-based compensation expenses	$8,874	$1,587	$1,242